Consolidated Statements of Profit or Loss and Other Comprehensive Income - EUR (€) € in Thousands		3 Months Ended
		Mar. 31, 2023	Mar. 31, 2022
Profit or loss [abstract]
Revenue		€ 33,589	€ 6,828
Cost of sales		4,621	4,246
Gross profit		28,968	2,582
Research and development costs		106,114	83,193
Selling, general and administrative expenses		66,539	47,418
Operating profit / (loss)		(143,685)	(128,029)
Share of profit / (loss) of associate		(1,227)	(4,873)
Finance income		45,135	13,044
Finance expenses		9,840	5,399
Profit / (loss) before tax		(109,617)	(125,257)
Income taxes (expenses)		(1,297)	(241)
Net profit / (loss) for the period		(110,914)	(125,498)
Attributable to owners of the Company		€ (110,914)	€ (125,498)
Basic and diluted earnings / (loss) per share		€ (1.98)	€ (2.21)
Number of shares used for calculation (basic and diluted)	[1]	56,091,927	56,720,063
Statement of comprehensive income [abstract]
Net profit / (loss) for the period		€ (110,914)	€ (125,498)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translating foreign operations		(787)	425
Other comprehensive income / (loss) for the period, net of tax		(787)	425
Total comprehensive income / (loss)		(111,701)	(125,073)
Attributable to owners of the Company		€ (111,701)	€ (125,073)

[1]	As of March 31, 2023 and March 31, 2022, a total of 6,761,296 and 7,060,788 warrants outstanding, respectively, each carrying the right to subscribe for one ordinary share, and 575,000 convertible senior notes which can potentially be converted into 3,456,785 ordinary shares, can potentially dilute earnings per share in the future but have not been included in the calculation of diluted earnings per share because they are antidilutive for the periods presented.